FEDERATED FIXED INCOME SECURITIES, INC.

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000


                                     November 25, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED FIXED INCOME SECRUTIES, INC. (the "Trust")
            Federated Municipal Ultrashort Fund (the "Fund")
           1933 Act File No. 33-43472
           1940 Act File No. 811-6447

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated November 30, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No.30 on November 22, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd Zerega
                                                Todd Zerega
                                                Assistant Secretary